Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and bank deposit	$ 49,227	$ 62,804
Loan receivable from related party
Other receivable		9,877
Total Assets	49,227	72,681
Liabilities and Shareholders' Deficit
Accounts payable and accrued liabilities	19,023	10,625
Due to Related party	69,982	60,382
Total Liabilities	89,005	71,007
Shareholders' Deficit
Common Stock 30,000,000 shares authorized, $0.01 par value 8,575,000 shares issued and outstanding as of December 31, 2019 and 2018	85,750	85,750
Additional paid-in capital	513,471	513,471
Accumulated deficit	(638,999)	(597,547)
Total Shareholders' Deficit	(39,778)	1,674
Total Liabilities and Shareholders' Deficit	$ 49,227	$ 72,681